Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Israeli subsidiary capital-loss carry forward	$ 407
Other reserves and allowances	82	$ 56
Total deferred-tax assets	10,111	7,915
Valuation allowance	(11,101)	(7,915)
Net deferred-tax assets	0	0
Maltese Subsidiary [Member]
Deferred tax assets
Net-Operating-Loss Carryforward	4,609	4,608
Israeil Subsidiary [Member]
Deferred tax assets
Net-Operating-Loss Carryforward	$ 6,003	$ 3,251